OPERATING LEASE, LICENSE AND EMPLOYMENT COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Operating Lease And License And Employment Commitments [Abstract]
Schedule of Future Minimum Lease Rental Payments
  The following is a schedule of future minimum rental payments (exclusive of allocated expenses) required under operating leases that have initial or non-cancelable lease terms in excess of one year as of December 31, 2013:

Year Ending December 31,
2014	$50,400
2015	50,400
2016	12,600
Total minimum payments required	$113,400

Schedule of Future Royalty Minimum Payment
Year Ending December 31,
2014	$1,800,000
2015	2,100,000
2016	2,700,000
2017	3,200,000
2018	3,800,000
$13,600,000